Shareholders' Equity (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006
Summary of Stock Option
Unrecognized compensation cost	$ 9,500,000
Weighted-average period of unrecognized compensation cost	2 years 1 month 6 days
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period	5,252,000	6,159,000	6,742,000
Granted (in shares or equivalent shares)	(610,000)	(1,040,000)	(604,000)
Cancelled/expired/forfeited (in shares)	69,000	133,000	21,000
Outstanding number of shares available for issuance at the end of the period	4,711,000	5,252,000	6,159,000
Aggregate Intrinsic Value
Ending stock price (in dollars per share)	$ 84.25	$ 50.22
Stock Options
Summary of Stock Option
Unrecognized compensation cost	9,500,000	11,100,000
Weighted-average period of unrecognized compensation cost	2 years 1 month 6 days	2 years 7 months 6 days
Assumptions used to value the option grants
Expected term	4 years 1 month 6 days
Expected volatility (as a percent)	58.00%
Risk-free interest rate (as a percent)	0.60%	0.40%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Contractual life of the options granted					10 years
Number of shares available for issuance
Granted (in shares or equivalent shares)	(451,500)	(430,500)	(603,750)
Stock options activity
Outstanding at the beginning of the period (in shares)	1,209,000	780,000	1,021,000
Granted (in shares)	160,000	610,000	0
Exercised (in shares)	(325,000)	(180,000)	(239,000)
Cancelled/expired/forfeited (in shares)	(6,000)	(1,000)	(2,000)
Outstanding at the end of the period (in shares)	1,038,000	1,209,000	780,000	1,021,000
Vested and expected to vest at the end of the year (in shares)	1,024,000	1,181,000
Exercisable at the end of the period (in shares)	562,000	689,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 41.53	$ 30.42	$ 29.34
Granted (in dollars per share)	$ 53.83	$ 50.75
Exercised (in dollars per share)	$ 35.73	$ 24.71	$ 25.78
Cancelled/expired/forfeited (in dollars per share)	$ 30.39	$ 32.84	$ 33.01
Outstanding at the end of the period (in dollars per share)	$ 45.31	$ 41.53	$ 30.42	$ 29.34
Vested and expected to vest at the end of the period (in dollars per share)	$ 45.21	$ 41.33
Exercisable at the end of the period (in dollars per share)	$ 39.93	$ 34.66
Weighted Average Remaining Contractual Life
Outstanding at the end the period	3 years 5 months 23 days	3 years 6 months	2 years 29 days	3 years 22 days
Vested and expected to vest at the end of the period	3 years 5 months 16 days	3 years 5 months 12 days
Exercisable at the end of the period	2 years 5 months 16 days	1 year 11 months 23 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	40,411,000	11,183,000	16,832,000	40,321,000
Vested and expected to vest at the end of the period	39,964,000	11,156,000
Exercisable at the end of the period	24,927,000	10,826,000
Total intrinsic value of options exercised	12,400,000	6,800,000	17,600,000
Cash received from the exercises of stock option	$ 10,300,000	$ 4,400,000	$ 6,200,000
Stock Options | Minimum
Assumptions used to value the option grants
Expected term		3 years 9 months 18 days
Expected volatility (as a percent)		62.00%
Contractual life of the options granted	6 years
Stock Options | Maximum
Assumptions used to value the option grants
Expected term		4 years
Expected volatility (as a percent)		63.00%
Contractual life of the options granted	7 years
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)	258,000	246,000	345,000